RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Partnership Management Fee And Reporting Fee [Line Items]
Gross Partnership Management Fee	$ 230,434	$ 329,689
Asset Management and Reporting Fee	53,972	133,007
Partnership Management Fee net of Asset Management and Reporting Fee	176,462	196,682
Series 15 [Member]
Partnership Management Fee And Reporting Fee [Line Items]
Gross Partnership Management Fee	26,960	58,744
Asset Management and Reporting Fee	4,962	29,362
Partnership Management Fee net of Asset Management and Reporting Fee	21,998	29,382
Series 16 [Member]
Partnership Management Fee And Reporting Fee [Line Items]
Gross Partnership Management Fee	80,085	96,456
Asset Management and Reporting Fee	12,210	14,048
Partnership Management Fee net of Asset Management and Reporting Fee	67,875	82,408
Series 17 [Member]
Partnership Management Fee And Reporting Fee [Line Items]
Gross Partnership Management Fee	46,643	53,052
Asset Management and Reporting Fee	10,000	55,097
Partnership Management Fee net of Asset Management and Reporting Fee	36,643	(2,045)
Series 18 [Member]
Partnership Management Fee And Reporting Fee [Line Items]
Gross Partnership Management Fee	65,895	89,577
Asset Management and Reporting Fee	26,050	33,750
Partnership Management Fee net of Asset Management and Reporting Fee	39,845	55,827
Series 19 [Member]
Partnership Management Fee And Reporting Fee [Line Items]
Gross Partnership Management Fee	10,851	31,860
Asset Management and Reporting Fee	750	750
Partnership Management Fee net of Asset Management and Reporting Fee	$ 10,101	$ 31,110